UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Collaboration revenues	$ 0	$ 9,197	$ 3,729	$ 12,594
Operating expenses:
Research and development	2,424	15,307	11,580	32,769
General and administrative	3,354	5,560	7,261	11,005
Total operating expenses	5,778	20,867	18,841	43,774
Operating loss	(5,778)	(11,670)	(15,112)	(31,180)
Loss on sale of held for sale assets	(3,539)	0	(3,539)	0
Loss on abandonment of operating lease right-of-use asset	(927)	0	(927)	0
Other income, net	470	508	538	1,040
Pre-tax loss	(9,774)	(11,162)	(19,040)	(30,140)
Income tax expense	0	0	0	0
Net loss	$ (9,774)	$ (11,162)	$ (19,040)	$ (30,140)
Share information:
Net loss per share of common stock, basic (in USD per share)	$ (0.23)	$ (0.27)	$ (0.46)	$ (0.73)
Net loss per share of common stock, diluted (in USD per share)	$ (0.23)	$ (0.27)	$ (0.46)	$ (0.73)
Weighted-average shares of common stock outstanding, basic (in shares)	41,788,096	41,543,553	41,779,701	41,241,009
Weighted-average shares of common stock outstanding, diluted (in shares)	41,788,096	41,543,553	41,779,701	41,241,009